Consolidated Balance Sheets (Parenthetical)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Shares issued	13,282
Forfeited Earnout Shares pending cancellation	7,032
Number of treasury stock reserved for future issuance	6,250
Common Class A [Member]
Common stock, par value | $ / shares	$ 0.0128
Common stock, shares authorized	15,000,000,000
Common stock, shares issued	47,886 [1]
Common stock, shares outstanding	34,604
Common Class B [Member]
Common stock, par value | $ / shares	$ 0.0128
Common stock, shares authorized	3,750,000,000
Common stock, shares issued	4,515
Common stock, shares outstanding	4,515
Shares issued	235

[1]	Including 13,282 shares issued but not outstanding, consisting of 7,032 forfeited Earnout Shares pending cancellation and 6,250 shares held as treasury stock reserved for future issuance, as discussed in Note 16.